Label	Element	Value
Small-Cap Growth Portfolio | Small-Cap Growth Portfolio
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Small-Cap Growth Portfolio
Objective [Heading]	oef_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	This Fund seeks capital appreciation; no consideration is given to income.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	oef_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	oef_ExpenseExampleByYearCaption	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption, By Year, Caption [Text]	oef_ExpenseExampleNoRedemptionByYearCaption	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was 192% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	192.00%
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock
Under normal circumstances, this Fund invests at least 80% of its assets in small-capitalization equity securities. The sub-adviser generally considers a company to be a small-capitalization company if the company has a market capitalization within the range of companies included in the Russell 2000 Growth Index (which measures the performance of the small-capitalization growth segment of the U.S. equity universe) at the time of investment. As of December 31, 2025, the market capitalization range of the Russell 2000 Growth Index was approximately $11.3 million to $24.7 billion. As of December 31, 2025, the weighted average market capitalization of the Fund was approximately $6.3 billion.
The sub-adviser focuses on investing the Fund’s assets, under normal circumstances, in companies that are considered by the sub-adviser to be positioned for long-term growth (“growth companies”).
The sub-adviser considers the broad market sectors of investments in its management of the Fund. As of December 31, 2025, a significant portion of the Fund was represented by securities of companies in the Industrial and Consumer Non-Cyclical sectors.
The Fund’s fundamental equity growth investment process involves evaluating potential investments based on specific characteristics believed to indicate a high-quality business with sustainable growth, including strong business franchises, favorable long-term prospects, and excellent management. The sub-adviser will also consider the valuation of companies when determining whether to buy and/or sell securities. The sub-adviser may decide to sell a position for various reasons, including when a company’s fundamental outlook deteriorates because of valuation and price considerations, for risk management purposes, when a company is deemed to be misallocating capital, or if a company no longer fits within the Fund’s definition of a small-cap company.
The Fund may lend its portfolio holdings to certain financial institutions.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock
The bar chart and Average Annual Total Returns table below show performance information for the Fund and provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to the returns of:
•
a broad-based domestic equity market index that represents the overall domestic equity market (the “Regulatory Index”) which the Fund has included to comply with regulatory requirements and thus may not necessarily represent the Fund’s principal investment strategies; and

•
a small-capitalization growth domestic equity market index that the Investment Adviser considers to be representative of the small-capitalization growth domestic equity markets and the Fund’s principal investment strategies. The Investment Adviser considers this index to be the appropriate benchmark index for the Fund for performance comparison.

The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.
Goldman Sachs Asset Management, L.P. began managing the Fund on November 1, 2025. Other firms managed the Fund before that date.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and Average Annual Total Returns table below show performance information for the Fund and provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to the returns of:•a broad-based domestic equity market index that represents the overall domestic equity market (the “Regulatory Index”) which the Fund has included to comply with regulatory requirements and thus may not necessarily represent the Fund’s principal investment strategies; and•a small-capitalization growth domestic equity market index that the Investment Adviser considers to be representative of the small-capitalization growth domestic equity markets and the Fund’s principal investment strategies. The Investment Adviser considers this index to be the appropriate benchmark index for the Fund for performance comparison.
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Calendar Year Total Returns (%)
Bar Chart Does Not Reflect Sales Loads [Text]	oef_BarChartDoesNotReflectSalesLoads	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock	Best and worst quarterly performance reflected within the bar chart: Q2 2020: 35.04%; Q4 2018: (23.92%)
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	35.04%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(23.92%)
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Caption [Optional Text]	oef_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2025)
Small-Cap Growth Portfolio | Small-Cap Growth Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money.
Small-Cap Growth Portfolio | Small-Cap Growth Portfolio | Risk Not Insured [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Small-Cap Growth Portfolio | Small-Cap Growth Portfolio | Equity Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Equity Securities Risk: Equity securities tend to go up and down in value, sometimes rapidly and unpredictably.
Small-Cap Growth Portfolio | Small-Cap Growth Portfolio | Small-Capitalization Companies Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Small-Capitalization Companies Risk: Small-capitalization companies may be more susceptible to liquidity risk and price volatility and be more vulnerable to economic, market and industry changes than larger, more established companies.

Small-Cap Growth Portfolio | Small-Cap Growth Portfolio | Growth Companies Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Growth Companies Risk: Growth companies are those that a portfolio manager believes have the potential for above average or rapid growth but may be subject to greater price volatility than investments in “undervalued” companies.

Small-Cap Growth Portfolio | Small-Cap Growth Portfolio | Active Management Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.

Small-Cap Growth Portfolio | Small-Cap Growth Portfolio | Industrial Sector Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Industrial Sector Risk: Industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions will likewise affect the performance of these companies. For example, aerospace and defense companies can be significantly affected by government spending policies because they rely significantly on government demand for their products and services. Transportation securities, another component of the industrial sector, are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.

Small-Cap Growth Portfolio | Small-Cap Growth Portfolio | Consumer Non-Cyclical Sector Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Consumer Non-Cyclical Sector Risk: Companies in the Consumer Non-cyclical products and services sector (which are generally considered essential staples) may be adversely impacted by changes in domestic and global economic conditions, consumer confidence and preferences, disposable household income and consumer spending, product cycles, marketing, demographics, production spending, competition, government regulations and factors impacting the supply, demand and prices of raw materials.

Small-Cap Growth Portfolio | Small-Cap Growth Portfolio | Liquidity Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests.

Small-Cap Growth Portfolio | Small-Cap Growth Portfolio | Underlying Fund Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Underlying Fund Risk: Because the Fund is available for investment by one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Fund and its remaining shareholders, both of which could negatively impact performance.

Small-Cap Growth Portfolio | Small-Cap Growth Portfolio | Securities Lending Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.

Small-Cap Growth Portfolio | Small-Cap Growth Portfolio | Class I
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.06%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.86%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 88
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	274
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	477
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,061
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	88
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	274
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	477
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,061
Small-Cap Growth Portfolio | Small-Cap Growth Portfolio | Class P
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.60%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.06%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.66%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 67
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	211
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	368
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	822
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	67
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	211
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	368
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 822
Small-Cap Growth Portfolio | Russell 2000 Growth Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Russell 2000 Growth Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.01%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.18%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.57%
Small-Cap Growth Portfolio | S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	17.88%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.42%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.82%
Small-Cap Growth Portfolio | Class I
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	(2.46%)
Annual Return [Percent]	oef_AnnlRtrPct	30.21%
Annual Return [Percent]	oef_AnnlRtrPct	5.55%
Annual Return [Percent]	oef_AnnlRtrPct	31.90%
Annual Return [Percent]	oef_AnnlRtrPct	55.58%
Annual Return [Percent]	oef_AnnlRtrPct	1.69%
Annual Return [Percent]	oef_AnnlRtrPct	(29.92%)
Annual Return [Percent]	oef_AnnlRtrPct	14.20%
Annual Return [Percent]	oef_AnnlRtrPct	6.55%
Annual Return [Percent]	oef_AnnlRtrPct	11.99%
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Class I (incepted April 1, 1996)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.99%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(0.58%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.33%
Performance Inception Date	oef_PerfInceptionDate	Apr. 01, 1996
Small-Cap Growth Portfolio | Class P
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Class P (incepted May 2, 2011)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.22%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(0.39%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.54%
Performance Inception Date	oef_PerfInceptionDate	May 02, 2011